Financial Instruments Risks - Evolution of Total VaR (Details) - ARS ($)	Dec. 31, 2021	Dec. 31, 2020
Average value at risk [member]
Value at risk [line items]
Total value at risk	$ 222,660	$ 226,410
Value at risk per interest rate	211,150	108,680
Value at risk per exchange rate	43,110	187,620
Minimum value at risk [member]
Value at risk [line items]
Total value at risk	37,040.00	27,420
Value at risk per interest rate	5,750	6,970
Value at risk per exchange rate	990	2,930
Maximum value at risk [member]
Value at risk [line items]
Total value at risk	504,430	431,580
Value at risk per interest rate	503,390	406,570
Value at risk per exchange rate	157,890	377,090.00
Closing value at risk [member]
Value at risk [line items]
Total value at risk	88,760	225,500
Value at risk per interest rate	90,950	237,230
Value at risk per exchange rate	$ 1,290	$ 137,980